Unaudited Interim Condensed Statements of Consolidated Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income (loss) for the period	$ (41,863)	$ (19,627)	[1]
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Amortization and depreciation	9,948	9,297
Net loss (income) on disposals	1	0
Net financial loss (gain)	18,098	(18,023)
Income tax	0	(455)
Expenses related to share-based payments	2,258	1,717
Provisions	(1)	(727)
Other non-cash items	(2,371)	0
Realized foreign exchange gain (loss)	1,037	(116)
Operating cash flows before change in working capital	(12,895)	(27,933)
Decrease (increase) in trade receivables and other current assets	(2,113)	47,929
Decrease (increase) in subsidies and tax receivables	(2,842)	(3,898)
(Decrease) increase in trade payables and other current liabilities	(6,266)	(664)
(Decrease) increase in deferred revenues and contract liabilities	(12,264)	8,749
Change in working capital	(23,485)	52,115
Interest received	8,910	4,684
Net cash flows provided by (used in) operating activities	(27,470)	28,865
Cash flows from investment activities
Acquisition of intangible assets	0	(37)
Acquisition of property, plant and equipment	(700)	(1,256)
Sales of non-current financial assets	159	0
Sale of current financial assets	101,222	0
Acquisition of non-current financial assets	(28,573)	(102)
Acquisition of current financial assets	(120,603)	(107,085)
Cash flows used in investment activities	(48,494)	(108,480)
Cash flows from financing activities
Increase in share capital of Cellectis after deduction of transaction costs	0	82,823
Increase in borrowings	0	16,207
Decrease in borrowings	(2,598)	(2,621)
Interest paid on financial debt	(344)	(388)
Payments on lease debts	(5,419)	(5,615)
Net cash flows provided by (used in) financing activities	(8,361)	90,406
(Decrease) increase in cash and cash equivalents	(84,325)	10,792
Cash and cash equivalents at the beginning of the period	143,251	136,708
Effect of exchange rate changes on cash	883	1,542
Cash and cash equivalents at the end of the period	$ 59,809	$ 149,042

[1]	Since December 31, 2024, the Group has presented currency translation adjustments generated by the parent company separately from other currency translation adjustments in the Statements of Comprehensive Income (Loss). Comparative amounts were reclassified for consistency.